UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2007

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 97.9%
Education - 16.3%
	Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, AMBAC:
$1,000,000	5.125% due 8/1/20	$1,064,820
3,615,000	5.250% due 8/1/31	3,818,091
	Dutchess County, NY, Industrial Development Agency:
1,000,000	Civic Facility Revenue, Refunding, Bard College, 5.000% due 8/1/19	1,056,850
2,500,000	Refunding Bard College, Civic Facility Revenue, 5.000% due 8/1/46	2,551,400
	Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project:
2,250,000	5.000% due 7/1/23	2,362,207
2,000,000	5.000% due 7/1/33	2,057,980
	New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art:
3,100,000	5.000% due 4/1/23	3,214,762
9,000,000	5.125% due 7/1/31	9,330,030
	New York State Dormitory Authority Revenue:
386,000	7.500% due 5/15/11	422,361
1,000,000	4201 School Program, 5.000% due 7/1/18	1,025,670
	Bonds, FHA:
3,565,000	Hebrew Nursing Home, 6.125% due 2/1/37	3,603,609
1,500,000	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,513,860
3,000,000	City University of New York, Consolidated Second General Resolution, AMBAC, 5.750% due 7/1/18	3,425,520
	City University Systems:
5,825,000	FGIC-TCRS, 5.625% due 7/1/16	6,631,180
7,000,000	FSA, 6.000% due 7/1/14	7,586,880
2,000,000	Department of Education, 5.000% due 7/1/24	2,078,560
5,000,000	New School University, MBIA, 5.000% due 7/1/29	5,102,050
	New York University:
3,000,000	AMBAC, 5.000% due 7/1/32	3,128,970
	MBIA:
1,000,000	5.750% due 7/1/15	1,140,080
6,300,000	5.750% due 7/1/27	7,372,386
	Non-State Supported Debt:
	Cabrini Westchester, GNMA-Collateralized:
2,400,000	5.100% due 2/15/26	2,476,584
4,525,000	5.200% due 2/15/41	4,593,916
	Unrefunded Balance, University of Rochester, MBIA:
690,000	5.000% due 7/1/16	702,730
405,000	5.000% due 7/1/27	411,618
7,960,000	Refunding, Cornell University, 5.000% due 7/1/35	8,283,892
10,260,000	Rockefeller University, 5.000% due 7/1/28	10,414,516
1,070,000	State University, Adult Facilities, FSA, 5.750% due 5/15/17	1,242,206
3,000,000	Teachers College, MBIA, 5.000% due 7/1/22	3,124,710
2,000,000	Victory Memorial Hospital, MBIA, 5.375% due 8/1/25	2,062,460
1,700,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, 5.250% due 12/1/21	1,792,225
	Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,820,000	5.125% due 8/1/27	5,913,702
5,430,000	5.125% due 8/1/29	5,506,726
1,725,000	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC, 5.000% due 7/1/22	1,806,696

	Total Education	116,819,247

See Notes to Schedule of Investments.

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Electric - 2.3%
	New York State Energy Research & Development Authority, Gas Facilities Revenue:
$3,000,000	Brooklyn Union Gas Co. Project RIBS, 8.043% due 1/16/08 (a)(b)(c)	$3,106,260
1,500,000	Corning Natural Gas Corp., 8.250% due 12/1/18 (b)	1,506,210
12,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (b)	12,107,040

	Total Electric	16,719,510

Hospitals - 8.6%
1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 5.200% due 10/20/24	1,686,015
10,000,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	9,986,500
	New York City Health & Hospital Corp. Revenue, Health System:
3,000,000	AMBAC, 5.000% due 2/15/20	3,070,860
	FSA:
1,110,000	5.000% due 2/15/22	1,151,248
3,750,000	5.125% due 2/15/23	3,909,862
	New York State Dormitory Authority Revenue:
3,030,000	Bonds, FHA, Wesley Garden Nursing Home, 6.125% due 8/1/35	3,048,725
3,605,000	Concord Nursing Home, GNMA, 5.500% due 2/15/30	3,801,509
17,500,000	FHA New York and Presbyterian Hospital, FSA, 5.000% due 8/15/36	17,974,775
4,745,000	Maimonides Medical Center, MBIA, 5.000% due 8/1/24	4,947,137
2,500,000	North Shore University Hospital, MBIA, 5.500% due 11/1/14	2,780,250
	Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20	1,071,130
1,470,000	6.500% due 8/1/25	1,573,782
	State Supported Debt, Unrefunded Balance, Mental Health:
5,000	5.000% due 2/15/18	5,105
100,000	FSA, 5.250% due 8/15/30	104,153
1,500,000	United Cerebral Palsy, AMBAC, 5.125% due 7/1/21	1,592,745
2,500,000	Willow Towers Inc., MBIA, 5.400% due 2/1/34	2,588,275
855,000	New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA, 7.000% due 8/15/32	857,685
1,250,000	Syracuse, NY, IDA Revenue, James Square Association, FHA, 7.000% due 8/1/25	1,253,925

	Total Hospitals	61,403,681

Housing - 6.7%
	New York City, NY, HDC:
1,097,831	Cadman Project, FHA, 6.500% due 11/15/18	1,153,688
881,847	Kelly Project, 6.500% due 2/15/18	923,082
8,275,000	MFH Rental Revenue, Seaview Towers, 4.600% due 7/15/26 (b)	7,769,232
	MFH Revenue:
5,000,000	5.100% due 11/1/24	5,110,750
6,250,000	4.600% due 11/1/26 (b)	5,864,875
5,000,000	4.700% due 11/1/40 (b)	4,546,800
1,645,000	SONYMA, 6.100% due 11/1/19	1,713,284
6,870,000	New York State Housing Finance Agency Revenue, Secured Mortgage Program, SONYMA, 6.250% due 8/15/29 (b)	6,918,639
	New York State Mortgage Agency Revenue, Homeowner Mortgage:
9,200,000	5.350% due 10/1/18 (b)	9,313,528
2,145,000	4.750% due 10/1/22 (b)	2,082,838
2,135,000	5.800% due 10/1/28 (b)	2,157,097

See Notes to Schedule of Investments.

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Housing - 6.7% (continued)
$410,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	$410,968

	Total Housing	47,964,781

Industrial Development - 1.3%
325,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, 7.000% due 6/15/13	327,961
	New York State Environmental Facilities Corp.:
	Clean Water & Drinking Revolving Funds:
965,000	5.250% due 4/15/17	995,205
2,490,000	5.250% due 10/15/17	2,567,937
1,340,000	5.250% due 4/15/18	1,381,473
1,880,000	5.250% due 10/15/18	1,938,186
560,000	State Water Revolving Fund, GIC-Societe Generale, 7.250% due 6/15/10	561,870
1,710,000	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., 6.450% due 12/1/25	1,693,772

	Total Industrial Development	9,466,404

Leasing - 8.4%
	New York State Dormitory Authority Revenue:
	City University Systems:
1,385,000	7.500% due 7/1/10	1,464,998
14,000,000	Second Generation, FGIC, 5.000% due 7/1/16	14,396,200
16,925,000	Third Generation, FGIC, 5.250% due 7/1/25	17,419,379
1,500,000	School District Financing Program, MBIA, 5.750% due 10/1/17	1,653,075
	State University Educational:
2,030,000	Facilities, 5.250% due 5/15/13	2,205,372
	Facility:
5,000,000	FGIC, 5.250% due 5/15/19	5,600,000
12,110,000	FSA, 5.875% due 5/15/17	14,177,904
3,000,000	New York State Urban Development Corp. Revenue, State Facilities, 5.700% due 4/1/20	3,445,050
105,000	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	106,375

	Total Leasing	60,468,353

Local General Obligation - 2.5%
	New York City, NY, GO:
15,000,000	5.000% due 8/1/26	15,506,550
380,000	Unrefunded Balance, 5.750% due 8/1/14	406,091
	Taconic Hills, NY, School District at Craryville, FGIC, State Aid Withholding:
1,420,000	5.000% due 6/15/25	1,482,593
700,000	5.000% due 6/15/26	726,803

	Total Local General Obligation	18,122,037

Other Revenue - 0.6%
4,000,000	New York State Mortgage Agency, Homeowner Mortgage Revenue, 5.200% due 10/1/32 (b)	4,014,840

Pre-Refunded/Escrowed to Maturity - 39.5%
	Albany, NY:
2,755,000	IDA, Civic Facility Revenue, St. Rose Project, AMBAC, 5.375% due 7/1/31 (d)	2,982,783
415,000	Parking Authority Revenue, 5.625% due 7/15/25 (d)(e)	452,342
360,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (f)	378,702
12,000,000	Long Island Power Authority, Electric System Revenue, MBIA/IBC, 5.250% due 12/1/26 (d)	12,234,240
	MTA:

See Notes to Schedule of Investments.

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 39.5% (continued)
	Dedicated Tax Fund, FSA:
$2,290,000	5.125% due 4/1/19 (d)	$2,534,824
4,500,000	5.250% due 4/1/23 (d)	5,014,755
	New York Services Contract, Transportation Facilities:
3,000,000	5.750% due 7/1/13 (f)	3,199,800
1,000,000	MBIA/IBC, 5.500% due 7/1/17 (f)	1,138,620
5,000,000	Transit Facilities Revenue, 6.000% due 7/1/19 (d)	5,221,700
11,000,000	MTA of New York, Dedicated Tax Fund, FGIC, 5.250% due 11/15/23 (d)	11,850,410
5,000,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA, 5.500% due 8/1/19 (d)	5,289,400
	New York City, NY:
2,595,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (d)	2,761,080
2,070,000	GO, 5.750% due 8/1/14 (d)	2,226,492
	Municipal Water Finance Authority, Water & Sewer System Revenue:
16,000,000	5.500% due 6/15/33 (d)	17,065,920
1,565,000	6.000% due 6/15/33 (d)	1,687,571
990,000	Unrefunded Balance, 6.000% due 6/15/33 (d)	1,058,567
10,000,000	TFA Revenue, 5.500% due 11/1/29 (d)	10,643,300
20,000,000	Transit Authority, MTA, AMBAC, 5.250% due 1/1/29 (d)	21,040,200
1,655,000	Trust Cultural Resource Revenue, AMBAC, American Museum of Natural History, 5.250% due 7/1/17 (d)	1,726,231
	New York State Dormitory Authority Revenue:
324,000	7.500% due 5/15/11 (d)	348,588
	City University Systems:
6,000,000	4th Generation, 5.250% due 7/1/31 (d)	6,417,600
4,500,000	MBIA/IBC, 5.000% due 7/1/28 (d)	4,591,260
2,000,000	Columbia University, 5.000% due 7/1/18 (d)	2,040,560
	Court Facilities, City of New York Issue:
5,000,000	6.000% due 5/15/39 (d)	5,380,250
3,000,000	AMBAC, 5.750% due 5/15/30 (d)	3,212,610
	Mental Health Services Facilities:
2,460,000	5.000% due 2/15/18 (d)	2,514,833
2,320,000	FSA, 5.250% due 8/15/30 (d)	2,448,412
1,895,000	Non-State Supported Debt, University of Rochester, MBIA, 5.000% due 7/1/27 (d)	1,933,431
1,150,000	St. John’s University, MBIA, 5.250% due 7/1/25 (d)	1,174,714
525,000	State Supported Debt, Unrefunded Balance, Mental Health, 5.625% due 2/15/21 (d)	531,757
	State University Dormitory Facility, FGIC:
1,000,000	5.500% due 7/1/26 (d)	1,078,500
1,000,000	5.500% due 7/1/27 (d)	1,078,500
12,000,000	5.100% due 7/1/31 (d)	12,784,320
	State University Educational Facility:
12,750,000	FGIC, 5.000% due 5/15/27 (d)	13,793,715
5,000,000	FSA, 5.500% due 5/15/30 (d)	5,326,050
7,030,000	MBIA, 5.000% due 5/15/16 (d)	7,343,397
3,225,000	University of Rochester, MBIA, 5.000% due 7/1/16 (d)	3,290,403
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
295,000	5.250% due 4/15/17 (d)	306,723
400,000	5.250% due 4/15/18 (d)	415,896
4,980,000	Correctional Facilities Service Contract, AMBAC, 5.000% due 6/15/16 (f)	5,051,264
	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund:
4,000,000	5.500% due 4/1/18 (d)	4,249,760
	FGIC:

See Notes to Schedule of Investments.

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 39.5% (continued)
$18,410,000	5.000% due 4/1/19 (d)	$19,156,059
2,000,000	5.000% due 4/1/20 (d)	2,133,700
2,500,000	5.000% due 4/1/21 (d)	2,667,125
	New York State Urban Development Corp., Revenue, Correctional Facilities Service Contract:
6,600,000	AMBAC, 6.000% due 1/1/29 (d)	6,860,040
18,400,000	FSA, 5.250% due 1/1/30 (d)	19,516,512
4,505,000	North Hempstead, NY, GO, FGIC, 5.000% due 9/1/22 (d)	4,696,868
750,000	Onondaga County, NY, IDA, Civic Facilities Revenue, Syracuse Home Association Project, 5.200% due 12/1/18 (d)	780,158
3,740,000	Puerto Rico Public Financial Corp., 5.500% due 8/1/29 (d)	4,049,747
	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC:
2,000,000	5.375% due 12/1/19 (d)	2,127,520
3,000,000	5.450% due 12/1/29 (d)	3,195,420
2,390,000	5.625% due 7/1/31 (d)	2,630,338
	Triborough Bridge & Tunnel Authority:
4,200,000	5.375% due 1/1/19 (d)	4,732,392
3,500,000	5.250% due 1/1/28 (d)	3,973,375
10,125,000	GO, 5.500% due 1/1/30 (d)	11,730,622
1,000,000	Yonkers, NY, GO, State Aid Withholding, FGIC, 5.000% due 6/1/19 (d)	1,037,790

	Total Pre-Refunded/Escrowed to Maturity	283,107,146

Resource Recovery - 0.3%
1,065,000	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, 6.150% due 4/1/21 (b)	1,074,106
1,000,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA, 6.000% due 5/15/15	1,094,030

	Total Resource Recovery	2,168,136

Special Tax - 2.3%
5,000,000	New York State LGAC, MBIA, 4.875% due 4/1/20	5,061,700
	New York State Local Assistance Corp., Refunded:
2,255,000	6.000% due 4/1/14	2,511,078
3,000,000	5.500% due 4/1/17	3,375,960
5,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, 5.000% due 4/1/18	5,443,300

	Total Special Tax	16,392,038

State General Obligation - 0.2%
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, MBIA, 5.500% due 7/1/16	1,387,675

Transportation - 3.4%
335,000	Albany, NY, Parking Authority Revenue, 5.625% due 7/15/25	364,634
10,000,000	MTA, New York Revenue, MBIA, 5.000% due 11/15/35	10,381,200
7,250,000	Port Authority of New York & New Jersey, 5.375% due 1/15/32	7,292,123
	Triborough Bridge & Tunnel Authority:
505,000	Convention Center Project, 7.250% due 1/1/10	524,831
5,200,000	MBIA/IBC, 5.250% due 11/15/30	5,494,736

	Total Transportation	24,057,524

Water & Sewer - 5.5%
	New York City, NY:
10,000,000	MFA, Water & Sewer System Revenue, Second General Resolution, 5.000% due 6/15/37	10,362,100
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	5.250% due 6/15/25	5,257,750

See Notes to Schedule of Investments.

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 5.5% (continued)
$2,750,000	FSA, 5.000% due 6/15/29	$2,810,858
2,375,000	MBIA, 5.000% due 6/15/15	2,416,966
	New York State Environmental Facilities Corp.:
	Clean Water & Drinking Revolving Funds:
1,060,000	5.000% due 6/15/16	1,079,207
8,500,000	5.000% due 6/15/32	8,781,860
90,000	State Water Revolving Fund, 7.500% due 6/15/12	94,878
8,000,000	Onondaga County, NY, IDA, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (b)	8,942,960

	Total Water & Sewer	39,746,579

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $661,818,962)	701,837,951

SHORT-TERM INVESTMENTS - 0.6%
Variable Rate Demand Notes - 0.6%
	Long Island, NY, Power Authority:
200,000	Electric System Revenue, Subordinated, LOC-Bayerische Landesbank, 3.450%, 1/2/08 (g)	200,000
300,000	Subordinated, LOC-State Street Bank & Trust Co., 3.730%, 1/2/08 (g)	300,000
1,200,000	MTA, NY, Revenue, LOC-BNP Paribas, 3.650%, 1/2/08 (g)	1,200,000
	New York City, NY:
1,000,000	GO, Subordinated, LOC-Westdeutsche Landesbank, 3.310%, 1/2/08 (g)	1,000,000
400,000	MBIA, SPA-Bank of Nova Scotia, 3.650%, 1/2/08 (g)	400,000
800,000	MFA Water & Sewer System Revenue, Second General Resolution, SPA-Bank of Nova Scotia, 3.600%, 1/2/08 (g)	800,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,900,000)	3,900,000

	TOTAL INVESTMENTS - 98.5% (Cost - $665,718,962#)	705,737,951
	Other Assets in Excess of Liabilities - 1.5%	11,083,549

	TOTAL NET ASSETS - 100.0%	$716,821,500

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is segregated for extended settlements.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation — Insured Bonds
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance — Insured Bonds
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority

See Notes to Schedule of Investments.

Legg Mason Partners New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

LGAC	— Local Government Assistance Corporation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation — Insured Bonds
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table* (unaudited)

S&P/Moody’s/Fitch**
AAA/Aaa	70.2%
AA/Aa	20.1
A	4.4
BBB/Baa	1.1
CCC/Caa	0.2
A-1/VMIG1	0.5
NR	3.5
100.0%

*	As a percentage of total investments.

**S&P primary rating; Moody’s secondary, then Fitch.

See pages 8 and 9 for definition of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,016,260
Gross unrealized depreciation	(1,997,271)

Net unrealized appreciation	$40,018,989

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	February 28, 2008